Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Income
Loans, including fees	$ 20,082,000	$ 18,977,000	$ 18,205,000
Investment securities:
US Treasury	74,000	131,000	45,000
US Government agencies and corporations	1,598,000	1,490,000	1,405,000
State and political subdivisions non-taxable	732,000	408,000	434,000
State and political subdivisions taxable	898,000	59,000	47,000
Equity securities	51,000
Interest-earning deposits with banks and federal funds sold	640,000	2,702,000	1,737,000
Total interest income	24,075,000	23,767,000	21,873,000
Interest Expense
Interest checking and money market accounts	716,000	1,435,000	948,000
Savings deposits	62,000	102,000	91,000
Time deposits $250,000 and over	370,000	830,000	69,000
Other time deposits	527,000	620,000	204,000
Short-term borrowed funds	2,000	15,000	16,000
Long-term debt	559,000	563,000	554,000
Total interest expense	2,236,000	3,565,000	1,882,000
Net interest income	21,839,000	20,202,000	19,991,000
Provision for (recovery of) loan losses	2,387,000	(588,000)	90,000
Net interest income after provision for (recovery of) loan losses	19,452,000	20,790,000	19,901,000
Noninterest Income
Service charges on deposit accounts	1,027,000	1,348,000	1,220,000
Gain (loss) on sale of securities	71,000	(35,000)
Unrealized gain on equity security	451,000
Income from mortgage banking	14,714,000	3,835,000	2,980,000
Other income	1,078,000	344,000	810,000
Total noninterest income	20,877,000	9,005,000	8,279,000
Noninterest Expense
Salaries and employee benefits	19,874,000	17,122,000	16,180,000
Net occupancy expense	1,781,000	1,693,000	1,616,000
Equipment expense	803,000	720,000	734,000
Data processing costs	669,000	706,000	923,000
Loan costs	583,000	359,000	306,000
Foreclosed real estate expense	12,000	300,000	45,000
Professional fees and services	927,000	929,000	1,058,000
Marketing and donations	972,000	758,000	786,000
Electronic banking expense	414,000	424,000	401,000
Software amortization and maintenance	1,263,000	925,000	924,000
FDIC insurance	301,000	132,000	234,000
Other noninterest expense	2,286,000	1,869,000	1,917,000
Total noninterest expense	29,885,000	25,937,000	25,124,000
Income before income taxes	10,444,000	3,858,000	3,056,000
Income taxes	2,337,000	771,000	579,000
Net income	8,107,000	3,087,000	2,477,000
Less: Net income attributable to noncontrolling interest	(567,000)	(564,000)	(570,000)
Net income attributable to Uwharrie Capital Corp and common shareholders	$ 7,540,000	$ 2,523,000	$ 1,907,000
Net income per common share
Basic	$ 1.06	$ 0.34	$ 0.26
Diluted	$ 1.06	$ 0.34	$ 0.26
Weighted average common shares outstanding
Basic	7,130,772	7,343,247	7,373,919
Diluted	7,130,772	7,343,247	7,373,919
Interchange and Card Transaction Fees, Net [Member]
Noninterest Income
Noninterest income fees	$ 917,000	$ 826,000	$ 648,000
Other Services and Commissions [Member]
Noninterest Income
Noninterest income fees	$ 2,619,000	$ 2,687,000	$ 2,621,000